Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 05, 2011
Accounts payable and accrued liabilities			$ 8,173,356	$ 11,721,205	$ 9,359,073
Shipping and Handling Description			Until March 1, 2013 MusclePharm used a manufacturer from Tennessee to ship directly to our customers, and after that date MusclePharm took control of the shipping and began shipping product to our customers from a previously leased 152,000 square foot distribution center in Franklin, Tennessee in close proximity of our manufacturer.
Percentage Of Royalty Based Net Income	10.00%
License Costs	250,000
Stock Option Exercised Price Per Share (in dollars per share)			$ 425	$ 425
Minimum Warrants Exercised Price Per Share (in dollars per share)			$ 4	$ 12.75
Maximum Warrants Exercised Price Per Share (in dollars per share)			$ 1,275	$ 1,275
Maximum Convertible Debt Exercised Price Per Share (in dollars per share)			$ 17	$ 17
New Accounting Pronouncement or Change in Accounting Principle, Description					In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and the International Financial Reporting Standards (IFRS). ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. This pronouncement has been implemented in the Companys financial statements for the year ended December 31, 2012 without impact.
Percentage Of Total Revenue			3.00%	12.00%	14.00%
Concentration Risk, Percentage				45.00%	55.00%
Interest Expense, Debt		349
Derivative, Gain on Derivative		9,449,050
Incremental Warrants Attributable To Conversion Of Debt Securities		625,028
Cash, FDIC Insured Amount					378,000
Indefinite-Lived License Agreements						250,000
Income Tax Examination, Likelihood of Unfavorable Settlement				the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized.
Minimum Convertible debt Exercised price per share (in dollar per share)				$ 1.70
Bodybuilding [Member]
Concentration Risk, Percentage				33.00%	41.00%
Gnc [Member]
Concentration Risk, Percentage				12.00%	14.00%
Series C Convertible Preferred Stock [Member]
Convertible Debt Exercised Price Per Share (in dollars per share)				$ 8.50
Manufacturer [Member]
Accounts payable and accrued liabilities			$ 4,213,394	$ 4,224,562	$ 2,100,214